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     WORLDWIDE
    INDEX FUNDS
---------------------
The Index Alternative









                                        ---------------------------------------

                                                   SEMI-ANNUAL REPORT
                                        For the Period Ended January 31, 1999

                                        ---------------------------------------

--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------

                             WorldWide Index Funds

                         January 31, 1999 (Unaudited)

Australia Index Fund
--------------------

                                                         Future Contracts

                                  Expiration           Number of               Current                 Unrealized
   Description                       Date              Contracts             Market Value              Gain/(Loss)
   ---------------------------------------------------------------------------------------------------------------
   ASX All Ord (Buy)                Mar-99                6                    $274,325                  $2,810
                                                                               --------                  ------

France Index Fund
-----------------

                                                         Future Contracts

                                  Expiration           Number of              Current                   Unrealized
   Description                       Date              Contracts            Market Value                Gain/(Loss)
   ----------------------------------------------------------------------------------------------------------------
   CAC 40 Index (Buy)               Mar-99                97                  $471,602                    $3,128
                                                                              --------                    ------

Germany Index Fund
------------------

                                                         Future Contracts

                                 Expiration             Number of              Current                  Unrealized
   Description                      Date                Contracts            Market Value               Gain/(Loss)
   ----------------------------------------------------------------------------------------------------------------
   DAX Index Futures (Buy)         Mar-99                  7                  $1,033,798                  $6,732
                                                                              ----------                  ------

Hong Kong Index Fund
--------------------

                                                         Future Contracts

                                  Expiration              Number of               Current                 Unrealized
   Description                       Date                 Contracts            Market Value               Gain/(Loss)
   ----------------------------------------------------------------------------------------------------------------
   Hang Seng Index Futures (Buy)    Mar-99                  3                   $184,066                   $(1,141)
                                                                                --------                   --------

Italy Index Fund
----------------

                                                         Future Contracts

                                 Expiration             Number of                  Current                Unrealized
   Description                      Date                Contracts                Market Value             Gain/(Loss)
   ------------------------------------------------------------------------------------------------------------------
   MIB 30 Index Futures (Buy)      Mar-99                   2                      $423,043              $(11,794)
                                                                                   --------              ---------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                              WorldWide Index Funds

                          January 31, 1999 (Unaudited)

Japan Index Fund
----------------

                                                         Future Contracts

                                                Expiration      Number of           Current               Unrealized
           Description                            Date          Contracts          Market Value           Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           Nikkei 225 Index Futures (Buy)        Mar-99             5                $614,943               $38,705
                                                                                     --------               -------

Spain Index Fund
----------------

                                                         Future Contracts

                                                Expiration       Number of            Current            Unrealized
           Description                            Date          Contracts          Market Value         Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           IBEX Plus Index (Buy)                  Feb-99             3                $350,056            $(6,544)
                                                                                      --------            --------

Sweden Index Fund
-----------------

                                                          Future Contracts

                                                Expiration       Number of            Current            Unrealized
           Description                            Date          Contracts          Market Value         Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           OMX Index Future (Buy)                 Feb-99            38               $358,070             $(4,883)
                                                                                     --------             --------

United Kingdom Index Fund
-------------------------

                                                          Future Contracts

                                                Expiration       Number of            Current            Unrealized
           Description                            Date          Contracts          Market Value         Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           FTSE 100 IX Future (Buy)              Mar-99             5                $499,625             $(8,049)
                                                                                     --------             --------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                            International Index Fund

                          January 31, 1999 (Unaudited)


                                                                  Value
   Shares                                                        (Note 2)
   ------                                                        --------
MUTUAL FUNDS - 99.69%
   1,528      Australia Index Fund, Class I ..................  $ 16,681
   1,591      France Index Fund, Class I .....................    17,067
   1,340      Germany Index Fund, Class I ....................    16,005
   1,421      Hong Kong Index Fund, Class I ..................    15,590
   1,259      Italy Index Fund, Class I ......................    15,601
   1,473      Japan Index Fund, Class I ......................    16,111
   1,433      Netherlands Index Fund, Class I ................    15,408
   1,237      Spain Index Fund, Class I ......................    14,459
   1,507      Sweden Index Fund, Class I .....................    16,187
     811      Switzerland Index Fund, Class I ................     8,236
  10,274      United Kingdom Index Fund, Class I .............   117,433
                                                                --------
Total Mutual Funds - 99.69% ..................................   268,778
                                                                --------
(Cost $269,180)
Net Other Assets and Liabilities - 0.31% .....................       845
                                                                --------
Net Assets - 100.00% .........................................  $269,623
                                                                ========


                       See Notes to Financial Statements

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Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                            Switzerland Index Fund

                         January 31, 1999 (Unaudited)

                                                                   Value
Shares                                                            (Note2)
------                                                           ---------
COMMON STOCKS - 63.68%
Basic Materials - 4.13%
        7  Alusuisse Lonza Group AG, Registered......            $   7,839
        8  Holderbank Financiere Glarus AG, Bearer...                4,197
        9  Holderbank Financiere
            Glarus AG, Registered....................                1,226
                                                                 ---------
                                                                    13,262
                                                                 ---------

Capital Goods - 4.28%
       10  ABB AG, Bearer.............................              10,987
        5  Sulzer AG, Registered......................               2,756
                                                                 ---------
                                                                    13,743
                                                                 ---------

Communication Services - 3.95%
       29  Swisscom AG, Registered*...................              12,683
                                                                 ---------

Consumer Cyclicals - 1.12%
        7  The Swatch Group AG, Bearer................                 915
        5  The Swatch Group AG, Registered............               2,703
                                                                 ---------
                                                                     3,618
                                                                 ---------

Consumer Staples - 8.57%
       15  Nestle SA, Registered......................              27,503
                                                                 ---------

Financial - 13.10%
       10  Swiss Re, Registered.......................              24,864
       53  UBS AG, Registered.........................              17,189
                                                                 ---------
                                                                    42,053
                                                                 ---------

Health Care - 28.00%
        7  Novartis AG, Bearer........................              13,166
       20  Novartis AG, Registered....................              37,533
        3  Roche Holdings AG..........................              39,193
                                                                 ---------
                                                                    89,892
                                                                 ---------

Transportation - 0.53%
        8  SAirGroup, Registered......................               1,707
                                                                 ---------

Total Common Stocks - 63.68%..........................             204,461
(Cost $211,843)                                                  ---------

Net Other Assets and Liabilities - 36.32%.............             116,590
                                                                 ---------
Net Assets - 100.00%..................................           $ 321,051
                                                                 =========

-----------------------------------------
* Non-income producing security.


As of January 31, 1999, the fund had entered into the following forward foreign currency contracts:

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Currency    Contracts To   Settlement   Contracts To   In Exchange   Unrealized
 Value         Deliver       Dates          Value      for U.S. $   Appreciation
---------   ------------   ----------   ------------   -----------  ------------
1,191,376       CHF         03/22/99    $    869,788   $   846,166  $    23,622
                                        ============   ===========  ============

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Currency  Contracts To   Settlement  Contracts To   In Exchange    Unrealized
 Value       Receive       Dates       Value         for U.S.$    (Depreciation)
--------- ------------   ----------  ------------   -----------   ------------
 736,590      CHF         03/22/99   $    531,457   $   523,158   $    (8,299)
                                     ============   ===========   ============
--------------------------------
CHF Swiss Francs

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                             Netherland Index Fund

                         January 31, 1999 (Unaudited)

                                                                   Value
Shares                                                            (Note 2)
------                                                           ---------
COMMON STOCKS - 61.49%
Basic Materials - 0.19%
       23  Koninklijke Hoogovens NV..................            $     628
                                                                 ---------
Chemicals - 3.82%
      281  Akzo Nobel.................................              11,250
       64  Vedior NV-CVA..............................               1,216
                                                                 ---------
                                                                    12,466
                                                                 ---------
Consumer Cyclicals - 6.54%
       45  Buhrmann NV................................                 734
      496  Koninklijke Ahold NV.......................              19,293
       44  Oce NV.....................................               1,309
                                                                 ---------
                                                                    21,336
                                                                 ---------

Consumer Staples - 7.66%
      147  Heineken NV................................               7,942
      223  Unilever NV-CVA............................              17,069
                                                                 ---------
                                                                    25,011
                                                                 ---------

Electronics - 5.31%
      238  Philips Electronics........................              17,324
                                                                 ---------

Energy - 10.09%
      819  Royal Dutch Petroleum......................              32,928
                                                                 ---------

Financial - 15.68%
    1,356  ABN AMRO Holdings NV.......................              26,372
      425  Ing Groep NV...............................              24,797
                                                                 ---------
                                                                    51,169
                                                                 ---------

Publishing - 4.86%
      545  Elsevier NV................................               8,554
       37  Wholter Kluwer NV..........................               7,320
                                                                 ---------
                                                                    15,874
                                                                 ---------

Telecommunications - 3.62%
     213  Koninklije KPN NV...........................              11,810
                                                                 ---------

Transportation - 3.72%
       40  KLM-Konin Luchtvaart MII NV................               1,067
     .319  TNT Post Group NV..........................              11,084
                                                                 ---------
                                                                    12,151
                                                                 ---------
Total Common Stocks - 61.49%..........................             200,697
(Cost $213,092)                                                  ---------

Net Other Assets and Liabilities - 38.51%.............             125,671
                                                                 ---------
Net Assets - 100.00%..................................           $ 326,368
                                                                 =========


As of January 31, 1999, the fund had entered into the following forward foreign currency contracts:

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Currency    Contracts To   Settlement   Contracts To   In Exchange   Unrealized
 Value         Deliver       Dates          Value      for U.S. $   Appreciation
---------   ------------   ----------   ------------   -----------  ------------
  195,970       NLG         03/22/99    $    106,044   $   101,383  $     4,661
  601,653       NLG         03/22/99         701,000       606,055       14,945
                                        ------------   -----------  -----------
                                        $    807,044   $   787,438  $    19,606
                                        ============   ===========  ===========


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Currency   Contracts To  Settlement   Contracts To   In Exchange   Unrealized
 Value        Receive      Dates          Value      for U.S. $   (Depreciation)
---------  ------------  ----------   ------------   -----------  --------------
  378,800      NLG        03/22/99    $    200,000   $   195,969  $      (4,031)
  257,417      NLG        03/22/99         295,000       293,529         (1,471)
                                      ------------   -----------  --------------
                                      $    495,000   $   489,498  $      (5,502)
                                      ============   ===========  ==============

--------------------------------
NLG  Netherland Guilders



                       See Notes to Financial Statements

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Portfolio of Investments
--------------------------------------------------------------------------------

                               Europe Index Fund

                         January 31, 1999 (Unaudited)

                                                                        Value
    Shares                                                             (Note 2)
    ------                                                             --------
MUTUAL FUNDS - 99.97%
    29,448       France Index Fund, Class I ...................       $  315,977
    26,045       Germany Index Fund, Class I ..................          310,972
    24,787       Italy Index Fund, Class I ....................          307,115
    28,501       Netherlands Index Fund, Class I ..............          306,384
    26,879       Spain Index Fund, Class I ....................          314,218
    29,439       Sweden Index Fund, Class I ...................          316,175
    30,534       Switzerland Index Fund, Class I ..............          310,222
    26,819       United Kingdom Index Fund, Class I ...........          306,544
                                                                      ----------
Total Mutual Funds - 99.97% ...................................        2,487,607
                                                                      ----------
(Cost $2,519,762)
Net Other Assets and Liabilities - 0.03% ......................              629
                                                                      ----------
Net Assets - 100.00% ..........................................       $2,488,236
                                                                      ==========


                      See Notes to Financial Statements.

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

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                             WorldWide Index Funds

                         January 31, 1999 (Unaudited)

                                                Australia      France     Germany  Hong Kong      Italy
                                                 Index         Index       Index     Index        Index
                                                  Fund          Fund        Fund      Fund         Fund
                                                ---------   ---------   ---------  ---------   ---------
ASSETS:
Investments:
  Investments at cost .........................  $     --   $      --   $      --  $      --   $      --
  Net unrealized appreciation (depreciation)
      on investments .........................         --          --          --         --          --
                                                ---------   ---------   ---------  ---------   ---------
 Total investments at value ..................         --          --          --         --          --
  Cash........................................    195,032     494,291     960,158    222,609     450,448
  Foreign currency
    (cost $13,395) ...........................         --          --          --         --          --
  Receivable for investments sold.............         --          --          --         --          --
  Receivable for shares sold..................     59,724          --          --         --          --
  Receivable for variation margin
    on futures contracts......................         45          --      14,789         --      30,449
  Receivable from investment advisor..........      2,822      13,243      16,859      3,638      29,588
  Net unrealized appreciation on
    forward currency contracts................         --          --          --         --          --
                                                ---------   ---------   ---------  ---------   ---------
    Total Assets..............................    257,623     507,534     991,806    226,247     510,485
                                                ---------   ---------   ---------  ---------   ---------


LIABILITIES:
  Payable to custodian........................         --          --          --         --          --
  Payable for shares repurchased..............         --          --          --         --       1,982
  Payable for variation margin on
    futures contracts.........................         --      34,406          --     16,129          --
  Fund accounting and transfer
    agent fees payable........................      1,523       7,485       9,005      1,870      20,018
  Trustees' fees payable......................        110         406         524        144         832
  Shareholder services fees payable...........         64         135         194         91         156
  Accrued expenses and other payables.........        917       6,122       8,236      1,882       6,896
                                                ---------   ---------   ---------  ---------   ---------
    Total Liabilities.........................      2,614      48,554      17,959     20,116      29,884
                                                ---------   ---------   ---------  ---------   ---------
NET ASSETS....................................   $255,009    $458,980    $973,847   $206,131    $480,601
                                                =========   =========   =========  =========   =========

NET ASSETS consists of:
  Paid in capital.............................    254,745     492,476     958,058    221,978     442,442
  Undistributed net investment income (loss)..        222         910       1,000        281       7,709
  Accumulated net realized gain (loss) on
    investments sold, forward foreign
    currency contracts, foreign
    currency and futures contracts............     (2,768)    (37,534)      8,057    (14,987)     42,244
  Net unrealized appreciation (depreciation)
    of investments, forward foreign
    currency contracts, foreign
    currency and futures contracts............      2,810       3,128       6,732     (1,141)    (11,794)
                                                ---------   ---------   ---------  ---------   ---------
TOTAL NET ASSETS..............................   $255,009    $458,980    $973,847   $206,131    $480,601
                                                =========   =========   =========  =========   =========

R Class:
  Net Assets..................................   $177,690    $127,428    $144,919   $189,215    $149,162
  Shares of beneficial interest outstanding...     16,347      12,014      12,146     17,332      12,056
                                                ---------   ---------   ---------  ---------   ---------
  NET ASSET VALUE and offering
    price per share...........................     $10.87      $10.61      $11.93     $10.92      $12.37
                                                =========   =========   =========  =========   =========

I Class:
  Net Assets..................................   $ 77,319    $331,552    $828,928   $ 16,916    $331,439
  Shares of beneficial interest outstanding...      7,043      31,184      69,449      1,542      26,758
                                                ---------   ---------   ---------  ---------   ---------
  NET ASSET VALUE and offering
    price per share...........................     $10.98      $10.63      $11.94     $10.97      $12.39
                                                =========   =========   =========  =========   =========

                                 See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 United
    Japan        Netherlands        Spain           Sweden       Switzerland     Kingdom          Europe          International
 Index Fund      Index Fund       Index Fund      Index Fund     Index Fund     Index Fund      Index Fund          Index Fund
-------------   -------------   ------------     -----------    -------------   -----------   -------------     ---------------

$        --     $   213,092     $        --      $       --     $   211,843     $        --   $   2,519,762       $   269,180

         --         (12,395)             --              --          (7,382)             --         (32,155)             (402)
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
         --         200,697              --              --         204,461              --       2,487,607           268,778
    546,529              --         414,994         420,104              --         538,010              --             1,013

         --          16,841              --              --              --              --              --                --
         --         109,684              --              --         126,017              --              --                --
     77,667              --              --              --              --              --              --                --

     37,792              --              --              --              --              --              --                --
      9,149           8,269          27,300           4,714          10,789          28,211           3,617                --

         --          14,104              --              --          15,323              --              --                --
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
    671,137         349,595         442,294         424,818         356,590         566,221       2,491,224           269,791
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
         --          13,720              --              --          24,199              --              --                --
         --              --              --              --              --              --              --                --

         --              --          59,816          76,354              --          85,610              --                --

      5,394           4,887          17,303           3,286           5,828          16,257              --                --
        302             288             765             149             353             674              --                --
        314              47              69              31              50              43             303               168
         --           4,285           3,853           1,810           5,109          11,610           2,685                --
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
      6,010          23,227          81,806          81,630          35,539         114,194           2,988               168
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
$   665,127     $   326,368     $   360,488     $   343,188     $   321,051     $   452,027   $   2,488,236       $   269,623
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========
    626,649         376,135         413,860         419,517         373,900         538,066       2,801,869           503,880
      1,624            (253)          6,492              27            (328)           (433)           (303)             (168)

     (1,851)        (54,466)        (53,320)        (71,473)        (62,818)        (77,577)       (281,175)         (233,687)

     38,705           4,952          (6,544)         (4,883)         10,297          (8,049)        (32,155)             (402)
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
$   665,127     $   326,368     $   360,488      $  343,188     $   321,051     $   452,027   $   2,488,236       $   269,623
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========

$   608,105     $     4,565     $    23,356      $   10,810     $     2,542     $    28,086   $     845,902       $   245,965
     55,463             425           1,986           1,007             251           2,460          74,772            22,258
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------

$     10.96     $     10.74     $     11.76      $    10.73     $     10.13     $     11.42   $       11.31       $     11.05
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========

$    57,022     $   321,803     $   337,132      $  332,378     $   318,509     $   423,941   $   1,642,334       $    23,658
      5,212          29,933          28,821          30,948          31,344          37,094         144,670             2,225
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------

$     10.94     $     10.75     $     11.70      $    10.74     $     10.16     $     11.43   $       11.35       $     10.63
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

                             WorldWide Index Funds

               For the Period Ended January 31, 1999 (Unaudited)

                                                  Australia           France           Germany         Hong Kong         Italy
                                                Index Fund(1)      Index Fund(2)     Index Fund(1)    Index Fund(1)    Index Fund(1)
                                                -------------      -------------     -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ..................................   $      --         $     --           $    --           $    --         $      --
  Interest ...................................         566            1,881               2,135             749            10,802
  Less: foreign taxes withheld ...............          --               --                  --              --                --
                                                 ---------         --------           ---------         -------         ---------
    Total Investment Income ..................         566            1,881               2,135             749            10,802
                                                 ---------         --------           ---------         -------         ---------
EXPENSES:
  Investment advisory fees (Note 3) ..........         189              565                 636             255             1,985
  Administration fees (Note 3) ...............          76              226                 254             102               794
  Fund accounting (Note 3) ...................       3,909           14,489              18,680           5,127            29,701
  Custodian fees .............................         189              565                 636             255             1,985
  Legal fees .................................       1,096            4,061               5,235           1,437             8,324
  Audit fees .................................         838            2,876               3,689           1,137             6,871
  Registration fees ..........................          18               38                  94              21                44
  Shareholder servicing fees (Note 6) ........          64              135                 194              91               156
  Transfer agent fees (Note 3) ...............       2,485            9,211              11,875           3,259            18,880
  Trustees' fees and expenses (Note 4) .......         753            2,087               2,389             905             6,949
  Reports to shareholders ....................         438            1,624               2,094             575             3,330
  Insurance ..................................         223              828               1,068             293             1,698
                                                 ---------         --------           ---------         -------         ---------
    Total expenses before reimbursements/
      waiver .................................      10,278           36,705              46,844          13,457            80,717
    Less: reimbursement/waiver from Advisor,
      Administrator and Trustees (Note 5) ....      (8,896)         (32,953)            (42,325)        (11,623)          (68,810)
    Less: purchase fees offset (Note 2) ......      (1,038)          (2,781)             (3,384)         (1,366)           (8,814)
                                                 ---------         --------           ---------         -------         ---------
      Total expenses net of
        reimbursement/waiver .................         344              971               1,135             468             3,093
                                                 ---------         --------           ---------         -------         ---------
  NET INVESTMENT INCOME (LOSS) ...............         222              910               1,000             281             7,709
                                                 ---------         --------           ---------         -------         ---------

  REALIZED AND UNREALIZED GAIN/
    (LOSS) ON INVESTMENTS

    Net realized gain (loss) on investments sold      --               --                  --              --                   1
    Net realized gain (loss) on futures ......      (2,768)         (37,534)              8,057         (14,987)           42,243
    Net realized gain (loss) on forward foreign
      currency contracts and foreign currency         --               --                  --              --                --
    Net change in unrealized appreciation
      (depreciation) on investments, forward
      foreign currency contracts, foreign
      currency and futures contracts .........       2,810            3,128               6,732          (1,141)          (11,794)
                                                 ---------         --------           ---------         -------         ---------
    Total net realized and unrealized
      gain (loss) on investments .............          42          (34,406)             14,789         (16,128)           30,450
                                                 ---------         --------           ---------         -------         ---------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ................   $     264        $ (33,496)          $  15,789       $ (15,847)        $  38,159
                                                 =========         ========           =========         =======         =========


(1) The Funds commenced operations on September 22, 1998.
(2) The Fund commenced operations on September 13, 1998.
(3) The Funds commenced operations on September 23, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               United
   Japan        Netherlands       Spain           Sweden       Switzerland     Kingdom         Europe       International
Index Fund(3)  Index Fund(3)   Index Fund(1)   Index Fund(1)  Index Fund(3)  Index Fund(1)  Index Fund(1)   Index Fund(1)
-------------  -------------   -------------   ------------- --------------  -------------  -------------   -------------
 $       --      $     149        $    --       $     --       $     --        $    --        $    --        $    --
      3,027            121          8,990            483            264            200             --             --
       --              (13)            --             --             --             --             --             --
 ----------      ---------        -------       --------       --------        -------        -------        -------
      3,027            257          8,990            483            264            200             --             --
 ----------      ---------        -------       --------       --------        -------        -------        -------

        736            313          1,640            287            366            399             --             --
        294            125            656            115            146            159            125             75
     10,760         10,263         27,278          5,324         12,592         24,056             --             --
        736            312          1,640            287            366            399          1,249            750
      3,016          2,876          7,646          1,492          3,529          6,742             --             --
      2,480          1,951          6,422          1,010          2,375          4,013         10,155          1,638
         54             36             42             42             36             52             --             --
        314             47             69             31             50             43            303            168
      6,840          6,525         17,340          3,384          8,004         15,292             --             --
      2,880          1,348          4,574          1,622          1,600          1,940             --             --
      1,206          1,151          3,058            597          1,412          2,697             --             --
        615            587          1,559            304            720          1,375             --             --
 ----------      ---------        -------       --------       --------        -------        -------        -------

     29,931         25,534         71,924         14,495         31,196         57,167         11,832          2,631

    (24,954)       (23,243)       (62,493)       (12,461)       (28,470)       (54,609)        (5,494)        (1,799)
     (3,574)        (1,781)        (6,933)        (1,578)        (2,134)        (1,925)        (6,035)          (664)
 ----------      ---------        -------       --------       --------        -------        -------        -------

      1,403            510          2,498            456            592            633            303            168
 ----------      ---------        -------       --------       --------        -------        -------        -------
      1,624           (253)         6,492             27           (328)          (433)          (303)          (168)
 ----------      ---------        -------       --------       --------        -------        -------        -------

         (3)      (153,030)           (48)          --          (40,655)             4       (281,175)      (233,687)
     (1,848)          --          (53,272)       (71,473)          --          (77,561)            --             --
       --           98,564           --             --          (22,163)          --               --             --

     38,705          4,952         (6,544)        (4,883)        10,297         (8,049)       (32,155)          (402)
 ----------      ---------        -------       --------       --------        -------        -------        -------

     36,854        (49,514)       (59,864)       (76,356)       (52,521)       (85,606)      (313,330)      (234,089)
 ----------      ---------        -------       --------       --------        -------        -------        -------

$    38,478    $   (49,767)   $   (53,372)   $   (76,329)   $   (52,849)   $   (86,039)   $  (313,633)   $  (234,257)
 ==========      =========        =======       ========       ========        =======        =======        =======

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                             WorldWide Index Funds

               For the Period Ended January 31, 1999 (Unaudited)


                                                       Australia       France        Germany       Hong Kong        Italy
                                                     Index Fund(1)  Index Fund(2)  Index Fund(1)  Index Fund(1)  Index Fund(1)
                                                     -------------  -------------  -------------  -------------  -------------
Net investment income/(loss)........................  $    222       $      910     $   1,000     $     281       $   7,709
Net realized gain/(loss) on investments sold,
  forward foreign currency contracts,
  foreign currency transactions and
  futures contracts during the period...............    (2,768)         (37,534)        8,057       (14,987)         42,244
Net unrealized appreciation/(depreciation) of
  investments, forward foreign currency contracts,
  foreign currency and futures contracts,
  and other assets and liabilities
  during the period.................................     2,810            3,128         6,732        (1,141)        (11,794)
                                                      --------       ----------     ---------     ---------       ---------
Net increase/(decrease) in net assets resulting
  from operations...................................       264          (33,496)       15,789       (15,847)         38,159
                                                      --------       ----------     ---------     ---------       ---------
Net increase/(decrease) from
  Fund share transactions(A)........................   254,745          392,476       958,058       221,978         442,442
                                                      --------       ----------     ---------     ---------       ---------
Net increase/(decrease) in net assets...............   255,009          358,980       973,847       206,131         480,601
                                                      --------       ----------     ---------     ---------       ---------
NET ASSETS:
Beginning of year(B) ...............................        --          100,000            --            --              --
                                                      --------       ----------     ---------     ---------       ---------
End of period ......................................  $255,009       $  458,980     $ 973,847     $ 206,131       $ 480,601
                                                      ========       ==========     =========     =========       =========
Undistributed net investment income/
  (accumulated net investment loss at
  end of period) ...................................  $    222       $      910     $   1,000     $     281       $   7,709
                                                      ========       ==========     =========     =========       =========


(1)  The Funds commenced operations on September 22, 1998.
(2)  The Fund commenced operations on September 13, 1998.
(3)  The Funds commenced operations on September 23, 1998.
(A) For detail on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 14 - 15.
(B)  Amount represents original seed money.

                                 See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               United
   Japan        Netherlands      Spain           Sweden        Switzerland     Kingdom           Europe        International
Index Fund(3)  Index Fund(3)  Index Fund(1)   Index Fund(1)   Index Fund(3)  Index Fund(1)    Index Fund(1)    Index Fund(1)
-------------  -------------  -------------   -------------   -------------  -------------    -------------    -------------
       1,624   $       (253)    $     6,492     $        27     $      (328)   $      (433)     $      (303)     $      (168)

      (1,851)        54,466)        (53,320)        (71,473)        (62,818)       (77,557)        (281,175)        (233,687)

      38,705          4,952          (6,544)         (4,883)         10,297         (8,049)         (32,155)            (402)
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

      38,478        (49,767)        (53,372)        (76,329)        (52,849)       (86,039)        (313,633)        (234,257)
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

     626,649        376,135         413,860         419,517         373,900        538,066        2,801,869          503,880
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

     665,127        326,368         360,488         343,188         321,051        452,027        2,488,236          269,623
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

          --             --              --              --              --             --               --               --
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

     665,127       $326,368     $   360,488     $   343,188     $   321,051    $   452,027      $ 2,488,236      $   269,623
============   ============     ===========     ===========     ===========    ===========      ===========      ===========

       1,624   $       (253)    $     6,492     $        27     $      (328)   $      (433)     $      (303)     $      (168)
============   ============     ===========     ===========     ===========    ===========      ===========      ===========

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                             Worldwide Index Funds

                For the Period Ended January 31, 1999 (Unaudited)

                                           Australia      France        Germany    Hong Kong      Italy
                                          Index Fund    Index Fund    Index Fund  Index Fund    Index Fund
                                          ----------    ----------    ----------  ----------    ----------
DOLLAR AMOUNT:
  R Class:
    Sold................................. $  231,431    $  112,624   $   270,956  $  298,399   $   350,346
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................    (64,085)      (54,742)     (168,761)   (122,510)     (230,159)
                                          ----------    ----------   -----------  ----------   -----------
    Net increase/(decrease).............. $  167,346    $   57,882   $   102,195  $  175,889   $   120,187
                                          ==========    ==========   ===========  ==========   ===========

  I Class:
    Sold................................. $  530,232    $1,217,467   $ 2,238,667  $  701,476   $ 2,649,118
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................   (442,833)     (882,873)   (1,382,804)   (655,387)   (2,326,863)
                                          ----------    ----------    ----------  ----------   -----------
    Net increase/(decrease).............. $   87,399    $  334,594   $   855,863  $   46,089   $   322,255
                                          ==========    ==========    ==========  ==========   ===========

SHARES:
  R Class:
    Sold.................................     22,430        12,098        26,384      26,701        30,421
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................     (6,083)       (5,084)      (14,238)     (9,369)      (18,365)
                                          ----------    ----------    ----------  ----------   -----------
    Net increase/(decrease)..............     16,347         7,014        12,146      17,332        12,056
                                          ==========    ==========    ==========  ==========   ===========

  I Class:
    Sold.................................     48,129       117,490       208,278      53,400       219,535
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................    (41,086)      (91,306)     (138,829)    (51,858)     (192,777)
                                          ----------    ----------    ----------  ----------   -----------
    Net increase/(decrease)..............      7,043        26,184        69,449       1,542        26,758
                                          ==========    ==========    ==========  ==========   ===========


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                         United
   Japan          Netherlands           Spain             Sweden       Switzerland       Kingdom        Europe         International
 Index Fund        Index Fund        Index Fund        Index Fund       Index Fund      Index Fund     Index Fund        Index Fund
 ----------        ----------        ----------        ----------       ----------      ----------     ----------      -------------
$   990,386       $    95,380       $   222,767       $    90,636      $    93,160     $    62,660    $   863,564     $      234,182
         --                --                --                --               --              --             --                 --
   (415,973)         (105,821)         (219,117)          (82,052)        (101,687)        (45,000)        (2,743)                --
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
$   574,413       $   (10,441)      $     3,650       $     8,584      $    (8,527)    $    17,660    $   860,821     $      234,182
===========       ===========       ===========       ===========      ===========     ===========    ===========     ==============

$   697,100       $ 1,151,662       $ 2,795,204       $ 1,309,502      $ 1,401,605     $ 1,953,797    $ 5,008,302     $    4,752,519
         --                --                --                --               --              --             --                 --
   (644,864)         (765,086)       (2,384,994)         (898,569)      (1,019,178)     (1,433,391)    (3,067,254)       (4,482,821)
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
$    52,236       $   386,576       $   410,210       $   410,933      $   382,427     $   520,406    $ 1,941,048     $      269,698
===========       ===========       ===========       ===========      ===========     ===========    ===========     ==============


     94,427             9,919            20,711             9,148            9,904           6,401         75,003             22,258
         --                --                --                --               --              --             --                 --
    (38,964)           (9,494)          (18,725)           (8,141)          (9,653)         (3,941)          (231)                --
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
     55,463               425             1,986             1,007              251           2,460         74,772             22,258
===========       ===========       ===========       ===========      ===========     ===========    ===========     ==============


     64,472           104,196           228,573           116,441          136,312         177,520        459,102            416,485
         --                --                --                --               --              --             --                 --
    (59,260)          (74,263)         (199,752)          (85,493)        (104,968)       (140,426)      (314,432)         (414,260)
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
      5,212            29,933            28,821            30,948           31,344          37,094        144,670              2,225
===========       ===========       ===========       ===========      ===========     ===========    -==========     ==============

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             Australia Index Fund(1)

               For a Fund share outstanding throughout the period.


                                                                 R Class             I Class
                                                              -------------       ------------
                                                               Period Ended       Period Ended
                                                                1/31/99             1/31/99
                                                              (Unaudited)         (Unaudited)
                                                              -------------       ------------
Net asset value, beginning of period ......................    $ 10.00              $ 10.00
                                                               -------              -------
Income from investment operations:
Net investment income .....................................       0.01                 0.01
Net realized and unrealized gain/(loss) on investments ....       0.86                 0.97
                                                               -------              -------
Total from investment operations ..........................       0.87                 0.98
                                                               -------              -------
Net increase (decrease) in net asset value ................       0.87                 0.98
                                                               -------              -------
Net asset value, end of period ............................    $ 10.87              $ 10.98
                                                               =======              =======

Total return ..............................................       8.90%(**)            9.20%(**)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................    $   178              $    77
Ratio of operating expenses to average net assets .........       0.99%(*)             0.74%(*)
Ratio of net investment income/(loss) to average net assets       0.50%(*)             0.75%(*)
Portfolio turnover rate ...................................         --                   --
Ratio of operating expenses to average net assets without
  fee waivers/reimbursements ..............................      27.26%(*)            27.01%(*)

-------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             France Index Fund(1)

              For a Fund share outstanding throughout the period.

                                                                       R Class       I Class
                                                                 ---------------  ---------------
                                                                    Period Ended   Period Ended
                                                                     1/31/99          1/31/99
                                                                    (Unaudited)    (Unaudited)
                                                                 ---------------  ---------------
Net asset value, beginning of period .................            $    10.00        $   10.00
                                                                  ----------        ---------
Income from investment operations:
Net investment income ................................                  0.03             0.02
Net realized and unrealized gain/(loss) on investments                  0.58             0.61
                                                                  ----------        ---------
Total from investment operations .....................                  0.61             0.63
                                                                  ----------        ---------
Net increase (decrease) in net asset value ...........                  0.61             0.63
                                                                  ----------        ---------
Net asset value, end of period .......................            $    10.61        $   10.63
                                                                  ==========        =========
Total return .........................................                  7.00%(**)        7.30%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................            $      127        $     332
Ratio of operating expenses to average net assets ....                  0.99%(*)         0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ..............................                  0.68%(*)         0.93%(*)
Portfolio turnover rate ..............................                    --               --
Ratio of operating expenses to average net
  assets without fee waivers/reimbursements ..........                 32.63%(*)        32.38%(*)

(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 13, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             Germany Index Fund(1)

              For a Fund share outstanding throughout the period.

                                                              R Class            I Class
                                                         ---------------    ----------------
                                                            Period Ended       Period Ended
                                                             1/31/99             1/31/99
                                                           (Unaudited)         (Unaudited)
                                                         ---------------    ----------------
Net asset value, beginning of period .................    $    10.00          $    10.00
                                                          ----------          ----------
Income from investment operations:
Net investment income ................................          0.04                0.01
Net realized and unrealized gain/(loss) on investments          1.89                1.93
                                                          ----------          ----------
Total from investment operations .....................          1.93                1.94
                                                          ----------          ----------
Net increase (decrease) in net asset value ...........          1.93                1.94
                                                          ----------          ----------
Net asset value, end of period .......................    $    11.93          $    11.94
                                                          ==========          ==========


Total return .........................................         19.30%(**)          19.40%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................    $      145          $      829
Ratio of operating expenses to average net assets ....          0.99%(*)            0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ..............................          0.69%(*)            0.94%(*)
Portfolio turnover rate ..............................            --                  --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ......         36.95%(*)           36.70%(*)

--------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                            Hong Kong Index Fund(1)

              For a Fund share outstanding throughout the period.



                                                                 R Class            I Class
                                                              ------------       -------------
                                                              Period Ended        Period Ended
                                                                 1/31/99            1/31/99
                                                              (Unaudited)         (Unaudited)
                                                              ------------       -------------
Net asset value, beginning of period ......................    $ 10.00             $ 10.00
                                                               -------             -------
Income from investment operations:
Net investment income .....................................       0.01                0.07
Net realized and unrealized gain/(loss)
 on investments ...........................................       0.91                0.90
                                                               -------             -------
Total from investment operations ..........................       0.92                0.97
                                                               -------             -------
Net increase (decrease) in net asset value ................       0.92                0.97
                                                               -------             -------
Net asset value, end of period ............................    $ 10.92             $ 10.97
                                                               =======             =======

Total return ..............................................       9.20%(**)           9.70%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................    $   189             $    17
Ratio of operating expenses to average
  net assets ..............................................       0.99%(*)            0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ...................................       0.48%(*)            0.73%(*)
Portfolio turnover rate ...................................         --                  --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........      26.47%(*)           26.22%(*)

-----------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              Italy Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                                   R Class                     I Class
                                                                -------------               -------------
                                                                Period Ended                Period Ended
                                                                   1/31/99                     1/31/99
                                                                 (Unaudited)                 (Unaudited)
                                                                -------------               -------------
Net asset value, beginning of period ......................        $ 10.00                     $ 10.00
                                                                   -------                     -------
Income from investment operations:
Net investment income .....................................           0.09(A)                     0.12(A)
Net realized and unrealized gain/(loss) on investments ....           2.28                        2.27
                                                                   -------                     -------
Total from investment operations ..........................           2.37                        2.39
                                                                   -------                     -------
Net increase (decrease) in net asset value ................           2.37                        2.39
                                                                   -------                     -------
Net asset value, end of period ............................        $ 12.37                     $ 12.39
                                                                   =======                     =======

Total return ..............................................          23.70%(**)                  23.90%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................        $   149                     $   331
Ratio of operating expenses to average net assets .........           0.99%(*)                    0.74%(*)
Ratio of net investment income/(loss) to average net assets           1.73%(*)                    1.98%(*)
Portfolio turnover rate ...................................             --                          --
Ratio of operating expenses to average net assets without
  fee waivers/reimbursements ..............................          20.55%(*)                   20.30%(*)

-----------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.
(A) The selected per share data was calculated using the weighted average shares outstanding method for the period.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              Japan Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                                   R Class       I Class
                                                               ------------   --------------
                                                                Period Ended   Period Ended
                                                                   1/31/99       1/31/99
                                                                 (Unaudited)   (Unaudited)
                                                               ------------   --------------
Net asset value, beginning of period ......................      $ 10.00         $ 10.00
                                                                 -------         -------
Income from investment operations:
Net investment income .....................................         0.02            0.05
Net realized and unrealized gain/(loss)
  on investments ..........................................         0.94            0.89
                                                                 -------          ------
Total from investment operations ..........................         0.96            0.94
                                                                 -------          ------
Net increase (decrease) in net asset value ................         0.96            0.94
                                                                 -------         -------
Net asset value, end of period ............................      $ 10.96         $ 10.94
                                                                 =======         =======

Total return ..............................................         9.60%(**)       9.40%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................      $   608         $    57
Ratio of operating expenses to average net assets .........         0.99%(*)        0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ...................................         1.07%(*)        1.32%(*)
Portfolio turnover rate ...................................           --              --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........        20.37%(*)       20.12%(*)

-----------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 23, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                           Netherlands Index Fund(1)

              For a Fund share outstanding throughout the period.



                                                                   R Class                     I Class
                                                                --------------             --------------
                                                                 Period Ended                Period Ended
                                                                   1/31/99                     1/31/99
                                                                 (Unaudited)                 (Unaudited)
                                                                --------------             --------------
Net asset value, beginning of period ......................        $ 10.00                     $ 10.00
                                                                   -------                     -------
Income from investment operations:
Net investment income .....................................          (0.03)(A)                   (0.01)(A)
Net realized and unrealized gain/(loss)                            -------                     -------
  on investments ..........................................           0.77                        0.76
                                                                   -------                     -------
Total from investment operations ..........................           0.74                        0.75
                                                                   -------                     -------
Net increase (decrease) in net asset value ................           0.74                        0.75
                                                                   -------                     -------
Net asset value, end of period ............................        $ 10.74                     $ 10.75
                                                                   =======                     =======

Total return ..............................................           7.40%(**)                   7.50%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................        $     5                     $   322
Ratio of operating expenses to average
  net assets ..............................................           0.99%(*)                    0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ...................................          (0.58)%(*)                  (0.33)%(*)
Portfolio turnover rate ...................................            352%(**)                    352%(**)
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........          41.01%(*)                   40.76%(*)

--------------------
(*)    Annualized
(**)   Not annualized
(1)    The Fund commenced operations on September 23, 1998.
(A) The selected per share data was calculated using the weighted average shares outstanding method for the period.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              Spain Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                               R Class          I Class
                                                            -------------   --------------
                                                             Period Ended     Period Ended
                                                               1/31/99          1/31/99
                                                             (Unaudited)      (Unaudited)
                                                             -------------   --------------
Net asset value, beginning of period ......................    $ 10.00         $ 10.00
                                                               -------         -------
Income from investment operations:
Net investment income .....................................       0.24            0.21
Net realized and unrealized gain/(loss) on investments ....       1.52            1.49
                                                               -------         -------
Total from investment operations ..........................       1.76            1.70
                                                               -------         -------
Net increase (decrease) in net asset value ................       1.76            1.70
                                                               -------         -------
Net asset value, end of period ............................    $ 11.76         $ 11.70
                                                               =======         =======

Total return ..............................................      17.60%(**)      16.90%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................    $    23         $   337
Ratio of operating expenses to average net assets .........       0.99%(*)        0.74%(*)
Ratio of net investment income/(loss) to average net assets       1.75%(*)        2.00%(*)
Portfolio turnover rate ...................................         --              --
Ratio of operating expenses to average net assets without
  fee waivers/reimbursements ..............................      22.15%(*)       21.90%(*)

------------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             Sweden Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                                   R Class             I Class
                                                                -------------        -------------
                                                                Period Ended         Period Ended
                                                                   1/31/99             1/31/99
                                                                 (Unaudited)         (Unaudited)
                                                                -------------        -------------
Net asset value, beginning of period ......................        $ 10.00              $ 10.00
                                                                   -------              -------
Income from investment operations:
Net investment income .....................................          (0.02)                  --
Net realized and unrealized gain/(loss)
  on investments ..........................................           0.75                 0.74
                                                                   -------              -------
Total from investment operations ..........................           0.73                 0.74
                                                                   -------              -------
Net increase (decrease) in net asset value ................           0.73                 0.74
                                                                   -------              -------
Net asset value, end of period ............................        $ 10.73              $ 10.74
                                                                   =======              =======

Total return ..............................................           7.30%(**)            7.40%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................        $    11              $   332
Ratio of operating expenses to average
  net assets ..............................................           0.99%(*)             0.74%(*)
Ratio of net investment income/(loss) to average net assets          (0.15)%(*)            0.10%(*)
Portfolio turnover rate ...................................             --                   --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........          25.47%(*)            25.22%(*)

(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations September 22, 1998.

                      See Notes to Financial Statements.

       -----------------------------------------------------------------------
       ---------
       Financial Highlights
       -----------------------------------------------------------------------
       ---------

                                  Switzerland Index Fund(1)

                     For a Fund share outstanding throughout the period.


                                                                          R
       Class                     I Class

       -------------               --------------
                                                                       Period
       Ended                Period Ended

       1/31/99                     1/31/99

       (Unaudited)                 (Unaudited)

       -------------               --------------
       Net asset value, beginning of period ......................       $
       10.00                      $ 10.00

       -------                      -------
       Income from investment operations:
       Net investment income .....................................
       (0.03)(A)                    (0.01)(A)
       Net realized and unrealized gain/(loss)
         on investments ..........................................
       0.16                         0.17

       -------                      -------
       Total from investment operations ..........................
       0.13                         0.16

       -------                      -------
       Net increase (decrease) in net asset value ................
       0.13                         0.16

       -------                      -------
       Net asset value, end of period ............................       $
       10.13                      $ 10.16

       =======                      =======

       Total return ..............................................
       1.30%(**)                    1.60%(**)

       Ratios to average net assets/supplemental data:
       Net assets, end of period (in 000's) ......................       $
       3                      $   319
       Ratio of operating expenses to average
         net assets ..............................................
       0.99%(*)                     0.74%(*)
       Ratio of net investment income/(loss) to
         average net assets ......................................
       (0.63)%(*)                   (0.38)%(*)
       Portfolio turnover rate ...................................
       769%(**)                     769%(**)
       Ratio of operating expenses to average
         net assets without fee waivers/reimbursements ...........
       42.83%(*)                    42.58%(*)

       ------------------------
       (*)   Annualized
       (**)  Not annualized
       (1)   The Fund commenced operations on September 23, 1998.
       (A) The selected per share data was calculated using the weighted average shares outstanding method for the period.

                             See Notes to Financial Statements.

       -----------------------------------------------------------------------
       ---------
       Financial Highlights
       -----------------------------------------------------------------------
       ---------

                                United Kingdom Index Fund(1)

                     For a Fund share outstanding throughout the period.


                                                                      R Class
       I Class

       -------------    ------------
                                                                    Period
       Ended    Period Ended
                                                                      1/31/99
       1/31/99

       (Unaudited)     (Unaudited)

       -------------    ------------
       Net asset value, beginning of period ......................    $ 10.00
       $ 10.00
                                                                      -------
       -------
       Income from investment operations:
       Net investment income .....................................      (0.02)
       (0.01)
       Net realized and unrealized gain/(loss) on investments ....       1.44
       1.44
                                                                      -------
       -------
       Total from investment operations ..........................       1.42
       1.43
                                                                      -------
       -------
       Net increase (decrease) in net asset value ................       1.42
       1.43
                                                                      -------
       -------
       Net asset value, end of period ............................    $ 11.42
       $ 11.43
                                                                      =======
       =======

       Total return ..............................................
       14.20%(**)      14.30%(**)

       Ratios to average net assets/supplemental data:
       Net assets, end of period (in 000's) ......................    $    28
       $   424
       Ratio of operating expenses to average net assets .........
       0.99%(*)        0.74%(*)
       Ratio of net investment income/(loss) to average net assets
       (0.74)%(*)      (0.49)%(*)
       Portfolio turnover rate ...................................         --
       --
       Ratio of operating expenses to average net assets without
         fee waivers/reimbursements ..............................
       71.68%(*)       71.43%(*)

       (*)   Annualized
       (**)  Not annualized
       (1)   The Fund commenced operations on September 22, 1998.

                             See Notes to Financial Statements.

       -----------------------------------------------------------------------
       ---------
       Financial Highlights
       -----------------------------------------------------------------------
       ---------

                                    Europe Index Fund(1)

                     For a Fund share outstanding throughout the period.

                                                                       R Class
       I Class

       --------------   ------------
                                                                    Period
       Ended     Period Ended
                                                                       1/31/99
       1/31/99

       (Unaudited)      (Unaudited)

       --------------   ------------
       Net asset value, beginning of period ......................    $ 10.00
       $ 10.00
                                                                      -------
       -------
       Income from investment operations:
       Net investment income .....................................       --
       --
       Net realized and unrealized gain/(loss) on investments ....       1.31
       1.35
                                                                      -------
       -------
       Total from investment operations ..........................       1.31
       1.35
                                                                      -------
       -------
       Net increase (decrease) in net asset value ................       1.31
       1.35
                                                                      -------
       -------
       Net asset value, end of period ............................    $ 11.31
       $ 11.35
                                                                      =======
       =======

       Total return ..............................................
       13.10%(**)      13.50%(**)

       Ratios to average net assets/supplemental data:
       Net assets, end of period (in 000's) ......................    $   846
       $ 1,642
       Ratio of operating expenses to average net assets .........
       0.25%(*)        0.00%(*)
       Ratio of net investment income/(loss) to average net assets
       (0.25)%(*)       0.00%(*)
       Portfolio turnover rate ...................................
       383%(**)        383%(**)
       Ratio of operating expenses to average net assets without
         fee waivers/reimbursements ..............................
       4.86%(*)        4.61%(*)

       (*)     Annualized
       (**)    Not annualized
       (1)     The Fund commenced operations on September 22, 1998.

                             See Notes to Financial Statements.

       -----------------------------------------------------------------------
       ---------
       Financial Highlights
       -----------------------------------------------------------------------
       ---------

                                 International Index Fund(1)

                     For a Fund share outstanding throughout the period.



                                                                       R Class
       I Class
                                                                     Period
       Ended  Period Ended
                                                                       1/31/99
       1/31/99

       (Unaudited)   (Unaudited)

       ------------   ------------
       Net asset value, beginning of period ......................    $ 10.00
       $ 10.00
                                                                      -------
       -------
       Income from investment operations:
       Net investment income .....................................      (0.01)
       --
       Net realized and unrealized gain/(loss) on investments ....       1.06
       0.63
                                                                      -------
       -------
       Total from investment operations ..........................       1.05
       0.63
                                                                      -------
       -------
       Net increase (decrease) in net asset value ................       1.05
       0.63
                                                                      -------
       -------
       Net asset value, end of period ............................    $ 11.05
       $ 10.63
                                                                      =======
       =======

       Total return ..............................................
       10.50%(**)       6.30%(**)

       Ratios to average net assets/supplemental data:
       Net assets, end of period (in 000's) ......................    $   246
       $    24
       Ratio of operating expenses to average net assets .........
       0.25%(*)        0.00%(*)
       Ratio of net investment income/(loss) to average net assets
       (0.25)%(*)       0.00%(*)
       Portfolio turnover rate ...................................
       2,953%(**)      2,953%(**)
       Ratio of operating expenses to average net assets without
         fee waivers/reimbursements ..............................
       1.84%(*)        1.59%(*)

       (*)     Annualized
       (**)    Not annualized
       (1)     The Fund commenced operations on September 22, 1998.

                             See Notes to Financial Statements.

       -----------------------------------------------------------------------
       ---------
       Notes to Financial Statements (unaudited)
       -----------------------------------------------------------------------
       ---------

                                    WorldWide Index Funds

       1.     Organization

       Worldwide Index Funds ("the Trust"), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers the following thirteen investment portfolios: Australia Index Fund, France Index Fund, Germany
       Index Fund, Hong Kong Index Fund, Italy Index Fund, Japan Index Fund, Netherlands Index Fund, Spain Index Fund, Sweden Index Fund, Switzerland Index
       Fund, United Kingdom Index Fund, Europe Index Fund, and International Index Fund
       (individually, a "Fund", collectively the "Funds"). The Funds offer R Class shares to retail investors and I Class shares to institutional investors. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the shareholder servicing of such shares are different for each class. The R Class is subject to a shareholder servicing fee up to 0.25% of the average daily net assets.

       The Australia, France, Germany, Hong Kong, Italy, Japan, Netherlands, Spain,
       Sweden, Switzerland, and United Kingdom Index Funds (the "Country Index Funds") seek long-term capital appreciation that reasonably corresponds with local market equity returns. Each Country Index Fund seeks to track as closely as possible the performance of a widely used index of local market equity securities (the "Local Market Index" or "LMI") for each respective country, and seeks to reduce or eliminate the impact of currency fluctuation.

       The Europe Index Fund and International Index Fund are "funds of funds" (the
       "Funds of Index Funds") which will invest in I Class shares of a particular group of Country Index Funds. The Funds of Index Funds seek long-term capital appreciation that reasonably corresponds with local market equity returns of the group of countries in which the underlying Country Index Funds invest, and seek to reduce or eliminate the impact of currency fluctuation.

       2.     Significant Accounting Policies

       The following summarizes the significant accounting policies of the
       Trust:

       The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.

       Portfolio Valuation:

       The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded, or as of the close of trading on the New
       York Stock Exchange (the "NYSE"), if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices.

       The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be issued if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market value to be determined by or under the direction of the Board of Trustees.

       The Funds determine net asset value as of the close of regular trading on the
       NYSE. Because the Funds have portfolio securities that are listed on foreign exchanges which may trade on weekends or other days when the Funds do not price their shares, the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

       With respect to the Funds of Index Funds, investments in the underlying funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Assets for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

       The Funds generally value securities at market price. If market prices are unavailable or become unreliable because of events occurring during or after the close of trading in any of the relevant foreign markets, fair value prices may be determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

       -----------------------------------------------------------------------
       ---------
       Notes to Financial Statements (unaudited) (continued)
       -----------------------------------------------------------------------
       ---------

                                    WorldWide Index Funds

       Futures Contracts/Forward Contracts

       The Funds may use futures contracts and forward contracts because these instruments provide the Funds with higher liquidity, lower brokerage costs, and the ability to track the performance of the securities in an LMI without purchasing the underlying securities. Using these instruments and investing in indexed securities involves special risks, including: (1) imperfect or no correlation between the price of futures contracts and forward contracts and the movements in the price of the underlying securities or LMIs; (2) possible lack of a liquid secondary market for any particular instrument at a particular time;
       (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities, and; (4) losses due to unanticipated market price movements.

       These instruments may increase the volatility of a Fund. In addition, these instruments could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Fund has entered into.

       The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Investors should also be aware that while index futures contracts closely correlate with the applicable LMIs over long periods, over the shorter-term there may be lesser correlation. As a result, a Fund's short-term performance will reflect such deviation from its relevant LMI.

       The Funds may only invest in futures in countries that have futures markets recognized by the Commodities Futures Trading Commission
       (the "CFTC").
       Because
       the futures markets of Switzerland and the Netherlands are not recognized by the
       CFTC, the Switzerland and Netherlands Index Funds are unable to invest in futures contracts in their respective countries.

       Forward Foreign Currency Contracts:

       Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

       Foreign Currency Transactions:

       The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are translated into
       U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

       Net realized foreign currency exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid net unrealized foreign currency exchange gains or losses arise from changes in the value of assets and liabilities, other than portfolio securities, resulting from changes in the exchange rates.

       Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of portfolio securities are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

       Securities transactions and investment income:

       Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each
       Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

       -----------------------------------------------------------------------
       ---------
       Notes to Financial Statements (unaudited) (continued)
       -----------------------------------------------------------------------
       ---------

                                    WorldWide Index Funds

       Dividends and distributions to shareholders:

       The Funds will distribute any net investment income and capital gains at least annually. Distributions to shareholders are recorded by each Fund on the ex-dividend date. The Trust, however, may declare a special capital gain distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund. The character of income and capital gain distributions are determined in accordance with United States income tax regulations, which may differ from generally accepted accounting principles.
       These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and forward foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

       Federal income taxes:

       Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributing substantially all of its net investment income to its shareholders. Therefore, no provision for Federal income tax is required.

       Expenses:

       General expenses of the Trust are allocated to all the Funds based upon relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each
       Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the average net assets of each class of shares.

       The Advisor has agreed to bear all organizational expenses of the Trust.

       Purchase fees:

       The Funds will impose a purchase fee of .50% as a percentage of net asset value payable to the respective Fund on the initial purchase into a Fund. These purchase fees are not sales charges, but are allocated to the Funds based on average net assets for the benefit of all shareholders. Any exchanges between the Funds are not subject to the purchase fee. Purchase fees are intended to cover brokerage fees, other costs associated with purchasing or selling portfolio securities and other transaction-related expenses.

       3. Investment Advisory, Sub-Advisory, Administration Fees and Other Transactions

       LMI Investment Advisors LLC (the "Advisor") serves as the investment adviser for each Fund. For its services, the Advisor will receive from each Fund a fee, computed daily and paid monthly at the annual rate of .50% of the average daily net assets for the Country Index Funds and no fees taken for the Funds of Index
       Funds. State Street Global Advisors (the "Sub-Advisor"), serves as the investment sub-advisor for each Fund. The Advisor is solely responsible for the payment of all fees to the Sub-Advisor. Currently all Advisor fees are voluntarily being waived by the Advisor.

       LMI Capital Administration (the "Administrator") provides shareholder services and other administrative services under an Administration Agreement with the
       Trust. The Administrator is entitled to a monthly fee at an annual rate of .20%
       of each Country Index Fund's average daily net assets and at an annual rate of
       .05% of each Fund of Index Fund's average daily net assets. Currently, all
       Administration Fees are being waived by the Administrator. The Administrator has entered into a Sub-Administration agreement with First Data Investor Services
       Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation.
       All Sub-Administration fees are paid directly by the Administrator. Additionally the Trust has entered into an agreement with Investor Services Group to provide fund accounting and transfer agency services. First Data Distributors, Inc. (the
       "Distributor") a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as Distributor for the Funds.

       -----------------------------------------------------------------------
       ---------
       Notes to Financial Statements (unaudited) (continued)
       -----------------------------------------------------------------------
       ---------

                                    WorldWide Index Funds

       4.     Trustees' Fees

       No director, officer or employee of the Trust or its subsidiaries, the Advisor,
       Sub-Advisor or Investor Services Group, or any of their affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust.
       The Trust pays each unaffiliated Trustee $2,500 per annum plus $1,500 per board meeting attended. Currently all Trustee fees, with the exception of out-of-pocket expenses, are voluntarily being waived by the Trustees.

       5.     Waiver of Fees and Reimbursement of Expenses

       Through December 31, 2001, the Advisor has voluntarily agreed, by waiving fees and reimbursing expenses, to limit each Fund's total annual expense ratio to
       0.99% for R Class shares and 0.74% for I Class shares. For the period ended
       January 31, 1999, the waived/reimbursed fees with respect to the Funds are as follows: WorldWide Index Funds

          Name of Fund                 Trustees Fees Waived         Advisor
       Fees Waived      Administration Fees Waived
          ------------                 --------------------
       -------------------      --------------------------
       Australia Index Fund               $     643                    $
       189                    $     76
       France Index Fund                      1,681
       565                         226
       Germany Index Fund                     1,865
       636                         254
       Hong Kong Index Fund                     761
       255                         102
       Italy Index Fund                       6,117
       1,985                         794
       Japan Index Fund                       2,578
       736                         294
       Netherlands Index Fund                 1,060
       313                         125
       Spain Index Fund                       3,809
       1,640                         656
       Sweden Index Fund                      1,473
       287                         115
       Switzerland Index Fund                 1,247
       366                         146
       United Kingdom Index Fund              1,266
       399                         159
       Europe Index Fund                        --
       --                         125
       International Index Fund                 --
       --                          75

       Fees Waived/Reimbursed by
          Name of Fund                         Fees Reimbursed by Advisor
       Fund Accounting and Transfer Agent
          ------------                         --------------------------
       ----------------------------------
       Australia Index Fund                         $       2,822
       $      5,166
       France Index Fund                                   13,243
       17,238
       Germany Index Fund                                  16,859
       22,711
       Hong Kong Index Fund                                 3,638
       6,867
       Italy Index Fund                                    29,588
       30,326
       Japan Index Fund                                     9,149
       12,197
       Netherlands Index Fund                               8,269
       13,476
       Spain Index Fund                                    27,300
       29,088
       Sweden Index Fund                                    4,714
       5,872
       Switzerland Index Fund                              10,789
       15,922
       United Kingdom Index Fund                           28,211
       24,574
       Europe Index Fund                                    3,617
       1,752
       International Index Fund                               --
       1,724

       -----------------------------------------------------------------------
       ---------
       Notes to Financial Statements (unaudited) (continued)
       -----------------------------------------------------------------------
       ---------

                                    WorldWide Index Funds

       6.     Shareholder Servicing Plan

       The Trust has adopted a Shareholder Servicing Plan. Payments under the Shareholder Servicing Plan for R Class shares will be calculated daily and paid quarterly at a rate of 0.25% (on an annualized basis) of the average net asset value of the R Class shares.

         7.     Purchases and Sales of Securities

       The aggregate cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended January 31, 1999, were as follows:

          Name of Fund                  Purchases            Sales
          ------------                  ----------        -----------
       Australia Index Fund             $       --        $        --
       France Index Fund                        --                 --
       Germany Index Fund                       --                 --
       Hong Kong Index Fund                     --                 --
       Italy Index Fund                         --                 --
       Japan Index Fund                         --                 --
       Netherlands Index Fund              875,247           (509,126)
       Spain Index Fund                         --                 --
       Sweden Index Fund                        --                 --
       Switzerland Index Fund            1,169,442           (916,939)
       United Kingdom Index Fund               --                  --
       Europe Index Fund                 6,306,906         (3,505,970)
       International Index Fund          5,301,218         (4,798,351)

       At January 31, 1999, the aggregate cost, aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis for each Fund is as follows:

                                                  Unrealized      Unrealized
          Name of Fund                Cost        Appreciation
       (Depreciation)    Net
          ------------              ---------     ------------
       -------------- ---------
       Australia Index Fund         $       --    $       --      $     --
       $      --
       France Index Fund                    --            --            --
       --
       Germany Index Fund                   --            --            --
       --
       Hong Kong Index Fund                 --            --            --
       --
       Italy Index Fund                     --            --            --
       --
       Japan Index Fund                     --            --            --
       --
       Netherlands Index Fund          213,092         1,571       (13,966)
       (12,395)
       Spain Index Fund                     --            --            --
       --
       Sweden Index Fund                    --            --            --
       --
       Switzerland Index Fund          211,943           750        (8,132)
       (7,382)
       United Kingdom Index Fund            --            --            --
       --
       Europe Index Fund             2,519,762        16,551       (48,706)
       (32,155)
       International Index Fund        269,180         3,381        (3,783)
       (402)

       8.     Shares of Beneficial Interest

       The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

       9.     General Risk

       All Funds will invest in foreign markets, either directly or indirectly, and each of these Funds will be subject to the market, economic and political risks prevalent in these foreign markets. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile.

       -----------------------------------------------------------------------
       ---------
       Notes to Financial Statements (unaudited) (continued)
       -----------------------------------------------------------------------
       ---------

                                    WorldWide Index Funds

       The Country Index Funds, other than the Japan, Australia and United
       Kingdom
       Index Funds, are "non-diversified" mutual funds. This means that each non-diversified Fund may invest a significant portion of its assets in securities issued by a few companies which may make the Fund susceptible to the risks associated with those particular companies, or a single economic, political or regulatory occurrence.

       The Funds of Index Funds do not invest in underlying funds for the purpose of exercising management or control; however, investments made by the Advisor within set limits may represent a significant portion of an underlying fund's net assets.

       Investing in the Country Index Funds through the Funds of Index Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Country Index Funds. From time to time, one or more of the Country Index Funds used for investment by the Funds of Index Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Funds of Index Funds. These transactions will affect the
       Country Index Funds, since the Country Index Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Country Index Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Country Index Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

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